Supplement dated November 1, 2013
to the Statement of Additional Information (SAI), as supplemented, of the following fund:
Fund	SAI Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Alternative Strategies Fund	10/1/2013
(the “Fund”)
Effective on or about November 25, 2013, all references to Eaton Vance Management (Eaton Vance) as investment subadviser to the Fund, are hereby removed.
Shareholders should retain this Supplement for future reference.
SUP910_00_003_(11/13)